Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Accrued Expenses
Summary of Accrued Expenses

($ in thousands)	December 31, 2022	June 30, 2022
Marketing Funds Accruals	$2,768	$2,738
Payroll and Payroll Tax Accruals	2,802	3,904
Accruals for Other Expenses	6,848	4,931
Total Accrued Expenses	$12,418	$11,573

($ in thousands)	June 30, 2022	June 30, 2021
Marketing Funds Accruals	$2,738	$1,294
Payroll and Payroll Tax Accruals	3,904	6,833
Accruals for Other Expenses	4,931	5,428
Total Accrued Expenses	$11,573	$13,555